ORGANISATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
ORGANISATION AND NATURE OF OPERATIONS
ORGANISATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANISATION AND NATURE OF OPERATIONS

D-Market Elektronik Hizmetler ve Ticaret A.Ş. (“D-Market” or “Hepsiburada” or together with its subsidiaries the “Group”) was established in April 2000. D-Market currently operates as a retail website (www.hepsiburada.com) offering its retail customers a wide selection of merchandise including electronics and non-electronics (including books, sports, toys, kids and baby products, cosmetics, furniture, etc.). As of 31 December 2023, the ultimate shareholders of D-Market are the members of Doğan Family and TurkCommerce B.V. (Note 16).

On July 6, 2021, the Company completed an initial public offering (“IPO”) of 65,251,000 American Depositary Shares (“ADSs”) representing 65,251,000 Class B ordinary shares, at a price to the public of $12.00 per ADS on Nasdaq. The offering included 41,670,000 ADSs offered by the Company and 23,581,000 ADSs offered by a selling shareholder, which included 8,511,000 ADSs sold by the selling shareholder pursuant to the underwriters’ exercise in full of their over-allotment option. The ADSs began trading on the Nasdaq Global Select Market under the ticker symbol “HEPS” on July 1, 2021.

As of 31 December 2023, the Group has 3,213 employees (2022: 3,834). The address of the registered office is as follows:

Kuştepe Mahallesi, Mecidiyeköy Yolu Caddesi No:

12 Kule 2 Kat 2

Şişli, Istanbul — Türkiye

Subsidiaries

The Subsidiaries included in these consolidated financial statements are as follows:

◾	D Ödeme Elektronik Para ve Ödeme Hizmetleri A.Ş. (“D-Ödeme” or “Hepsipay”)
◾	D Fast Dağıtım Hizmetleri ve Lojistik A.Ş. (“D-Fast” or “Hepsijet”)
◾	Hepsi Finansal Danışmanlık A.Ş. (“Hepsi Finansal”)
◾Hepsi Finansman A.Ş. (“Hepsi Finansman”) (former trade name “Doruk Finansman A.Ş.”)
◾Hepsiburada Global B.V. (“Hepsiburada Global”)

D-Ödeme was founded on 4 June 2015 and operates as a payment services provider offering payment gateway and e-money services. D Ödeme obtained its operational licence from Banking Regulation and Supervision Agency of Türkiye (“BRSA”) on 20 February 2016. D Ödeme commenced its first payment service transaction on 15 June 2016. D Odeme launched Hepsipay Cüzdanım (Wallet) in June 2021, an embedded digital wallet product on Hepsiburada platform.

D-Fast was founded on 26 February 2016 and operates as a cargo and logistic firm which provides last-mile delivery services to the customers of Hepsiburada and other companies.

Hepsi Finansal was founded on 1 December 2021. Hepsi Finansal aims to operate as a holding company for the fintech operations of the Group and to provide financial solutions to the customers of Hepsiburada. Hepsi Finansal is the parent company of the Hepsi Finansman A.Ş. which was acquired in February 2022 (Note 3).

Hepsi Finansman was acquired by the Group on 28 February 2022 and the Group aims to offer its customers consumer financing solutions through Hepsi Finansman. Hepsi Finansman was founded on 24 April 2006 and obtained its operational license from the BRSA in 2008. Hepsi Finansman operates as a consumer financing company in Türkiye.

Hepsiburada Global was founded on 28 July 2023 in the Netherlands, with an aggregate issued share capital of EUR1,000,000. The initial EUR100,000 share capital subscription of Hepsiburada Global was paid on 26 October 2023. Hepsiburada Global aims to facilitate Hepsiburada’s integration with European payment solutions and marketplaces.